LEASES - Components of lease cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Components of lease cost
Operating lease cost	$ 1,112	$ 1,141
Variable lease cost	38	48
Total lease cost	$ 1,150	$ 1,189